Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2013	2012	2011
	(in thousands)

Non-cash interest on acquisition consideration payable*	$240	$940	$743
Cash paid for interest	$548	$602	$388
Cash paid for income taxes	$14,103	$18,475	$22,723
* recorded within interest expense